Document and Entity Information	Mar. 18, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 18, 2026
Entity Registrant Name	Guardian Pharmacy Services, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-42284
Entity Tax Identification Number	87-3627139
Entity Address Address Line 1	300 Galleria Parkway SE
Entity Address Address Line 2	Suite 800
Entity Address City Or Town	Atlanta
Entity Address State Or Province	GA
Entity Address Postal Zip Code	30339
City Area Code	404
Local Phone Number	810-0089
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.001 per share
Trading Symbol	GRDN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001802255